Identifiable Intangible Assets and Goodwill - Finite-lived and Indefinite-lived Intangible Assets - Footnotes (Details) - USD ($) $ in Millions		Dec. 31, 2017	Oct. 01, 2017	Dec. 31, 2016
Schedule of Intangible Assets [Line Items]
Finite-lived intangible assets, net		$ 36,562		$ 35,664
In Process Research and Development [Member] | Eucrisa [Member]
Schedule of Intangible Assets [Line Items]
Transfers in (out) of intangible asset class		(4,800)
Developed Technology Rights [Member]
Schedule of Intangible Assets [Line Items]
Finite-lived intangible assets, net	[1]	34,765		$ 33,740
Developed Technology Rights [Member] | Eucrisa [Member]
Schedule of Intangible Assets [Line Items]
Transfers in (out) of intangible asset class		4,800
Developed Technology Rights [Member] | Besponsa [Member]
Schedule of Intangible Assets [Line Items]
Finite-lived intangible assets, net		371
United States [Member] | Developed Technology Rights [Member] | Besponsa [Member]
Schedule of Intangible Assets [Line Items]
Finite-lived intangible assets, net			$ 248
United States [Member] | Developed Technology Rights [Member] | Bosulif [Member]
Schedule of Intangible Assets [Line Items]
Finite-lived intangible assets, net		$ 364

[1]	The changes in the gross carrying amount of Developed technology rights and IPR&D primarily reflect (i) the transfer of $4.8 billion from IPR&D to Developed technology rights to reflect the approval of Eucrisa, (ii) the Developed technology rights and IPR&D acquired as part of the acquisition of AstraZeneca’s small molecule anti-infectives business (see Note 2A), (iii) the Developed technology rights of $371 million recorded in connection with the EU and U.S. approvals of Besponsa (see Note 7E), (iv) the Developed technology rights of $364 million recorded in connection with the U.S. approval of Bosulif (see Note 7E) and (v) the Developed technology rights of $140 million recorded in connection with the approvals of Bavencio (see Note 2C) partially offset by (vi) measurement period adjustments related to Medivation (see Note 2A) and (vii) impairments of Developed technology rights (see Note 4).